Interests in entities - Components of results of associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interests in entities [Line Items]
Results of associates	€ (9)	€ (124)	€ (98)
Total for all associates
Interests in entities [Line Items]
Share in profit or loss from continuing operations	(12)	(23)
Impairment	2	(103)
Result on sale of equity accounted investees	1	2
Results of associates	(9)	(124)
Share in other comprehensive income	€ 0	€ 0